Financial assets and liabilities - Aircraft financing and Notes (Details)			12 Months Ended
	Oct. 13, 2021 MXN ($) item	Jun. 20, 2019 MXN ($) item	Dec. 31, 2021 MXN ($) aircraft	Dec. 31, 2020 MXN ($) aircraft	Dec. 31, 2019 MXN ($) aircraft
Aircraft financing
Number of aircraft incorporated to fleet | aircraft			15	7	7
Maturity of notes			5 years
Basis points			0.25%
Financial liabilities			$ 6,276,680,000	$ 5,354,633,000	$ 4,975,969,000
Financial ratio long term debt adjusted from dividend payable			6.50%
Borrowings, adjustment to interest rate basis			0.25%
Finance pre-delivery payments of aircraft
Aircraft financing
Financial liabilities			$ 3,535,649
Revolving line of credit
Aircraft financing
Basis points			2.60%	2.60%
Financial liabilities			$ 3,552,091,000
Borrowings, adjustment to interest rate basis			2.60%	2.60%
Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Number of notes issued | item	15,000,000	15,000,000
Notes issued	$ 1,500,000,000	$ 1,500,000,000
Authorized amount under the program	$ 3,000,000,000.0	$ 3,000,000,000.0
Maturity of notes	5 years	5 years
Basis points	200.00%
Financial liabilities			$ 2,755,997,000
Borrowings, adjustment to interest rate basis	200.00%
Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Basis points			3.00%	3.00%
Borrowings, adjustment to interest rate basis			3.00%	3.00%
Sustainability Linked Bond Principles 2020 [Member] | 2022
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			21.54%
Sustainability Linked Bond Principles 2020 [Member] | 2023
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			24.08%
Sustainability Linked Bond Principles 2020 [Member] | 2024
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			25.53%
Sustainability Linked Bond Principles 2020 [Member] | 2030
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			35.42%
Within one year
Aircraft financing
Financial liabilities			$ 4,058,088,000
Within one year | Revolving line of credit
Aircraft financing
Financial liabilities			3,552,091,000
Within one year | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			505,997,000
Between one year and two years
Aircraft financing
Financial liabilities			583,333,000
Between one year and two years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			583,333,000
Between two and three years
Aircraft financing
Financial liabilities			750,000,000
Between two and three years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			750,000,000
Between three and four years
Aircraft financing
Financial liabilities			916,667,000
Between three and four years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			$ 916,667,000
28-day TIIE.
Aircraft financing
Basis points			2.40%		3.00%
Debt service coverage ratio prior computation period of debt service			6 months
Debt service coverage ratio extended prior computation period of debt service			6 months
Consecutive days for event of retention			90 days
Joint obligor as percentage of EBITDA			85.00%
Borrowings, adjustment to interest rate basis			2.40%		3.00%
28-day TIIE. | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points			1.75%	1.75%
Borrowings, adjustment to interest rate basis			1.75%	1.75%
28-day TIIE. | Minimum
Aircraft financing
Debt service coverage ratio			2.5
28-day TIIE. | Maximum
Aircraft financing
Basis points			10.00%
Borrowings, adjustment to interest rate basis			10.00%
200 Basis Point | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Maturity of notes			5 years
Basis points			2.00%
Borrowings, adjustment to interest rate basis			2.00%
200 Basis Point | Between one year and two years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			$ 83,333
200 Basis Point | Between two and three years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			500,000
200 Basis Point | Between three and four years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			500,000
200 Basis Point | Between four and five years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			$ 416,667
175 Basis Point | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points			1.75%
Borrowings, adjustment to interest rate basis			1.75%
175 Basis Point | Between one year and two years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			$ 250,000
175 Basis Point | Between two and three years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			500,000
175 Basis Point | Between three and four years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			500,000
175 Basis Point | Between four and five years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities			$ 250,000